UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Global Inflation Plus Fund

	Principal Amount ($)	Value ($)
Corporate Bond 2.6%
Financials
Pacific Life Global Funding, 144A, 4.356% *, 6/2/2018 (Cost $5,000,000)	5,000,000	4,828,500
Mortgage-Backed Securities Pass-Throughs 1.2%
Government National Mortgage Association, 5.0%, 4/1/2038 (a) (Cost $2,113,438)	2,000,000	2,130,312
Asset-Backed 1.1%
Credit Card Receivables
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.45% *, 5/16/2016	1,000,000	1,010,219
Discover Card Master Trust, "A2", Series 2007-A2, 0.877% *, 6/15/2015	1,000,000	997,357

Total Asset-Backed (Cost $2,005,273)		2,007,576
Collateralized Mortgage Obligation 0.8%
Federal National Mortgage Association, "FT", Series 2003-102, 0.747% *, 10/25/2033 (Cost $1,468,916)	1,501,767	1,497,241
Government & Agency Obligations 90.0%
Other Government Related (b) 0.8%
International Bank for Reconstruction & Development, 5.05% *, 1/14/2025	1,500,000	1,500,000
US Government Sponsored Agency 3.7%
Federal National Mortgage Association, 2.564% *, 8/8/2011	7,000,000	6,951,000
US Treasury Obligations 85.5%
US Treasury Bills:
0.057% **, 8/26/2010 (c)	1,000,000	999,911
0.212% **, 4/7/2011 (c)	500,000	499,176
0.22% **, 9/16/2010 (d)	1,565,000	1,564,480
0.232% **, 10/7/2010 (c)	1,000,000	999,370
US Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028 (e)	12,486,840	12,666,338
2.125%, 2/15/2040	3,025,770	3,315,345
2.375%, 1/15/2025 (e)	12,143,250	13,470,471
2.5%, 1/15/2029	4,569,075	5,164,124
3.625%, 4/15/2028 (e)	15,499,930	20,059,095
US Treasury Inflation-Indexed Notes:
0.625%, 4/15/2013 (e)	8,250,960	8,420,492
1.25%, 4/15/2014	12,360,840	12,904,519
1.375%, 7/15/2018	6,065,580	6,286,404
1.625%, 1/15/2015	9,418,778	9,942,697
1.625%, 1/15/2018 (e)	11,030,042	11,626,348
1.875%, 7/15/2015	12,328,250	13,209,523
2.0%, 4/15/2012 (e)	7,520,030	7,790,285
2.0%, 1/15/2016 (e)	14,278,420	15,403,959
US Treasury Note, 3.625%, 2/15/2020	13,000,000	13,735,306

		158,057,843

Total Government & Agency Obligations (Cost $159,132,327)		166,508,843

	Shares	Value ($)

Securities Lending Collateral 44.0%
Daily Assets Fund Institutional, 0.27% (f) (g) (Cost $81,411,192)	81,411,192	81,411,192
Cash Equivalents 4.7%
Central Cash Management Fund, 0.21% (f) (Cost $8,672,109)	8,672,109	8,672,109

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $259,803,255) †	144.4	267,055,773
Other Assets and Liabilities, Net	(44.4)	(82,120,193)

Net Assets	100.0	184,935,580

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $261,952,076.  At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $5,103,697.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,467,581 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,363,884.

(a)	When-issued or delayed delivery security included.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At June 30, 2010, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swaps.
(d)	At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2010 amounted to $78,288,282 which is 42.3% of net assets.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	9/15/2010	2	180,036	2,959
10 Year Japanese Government Bond	JPY	9/9/2010	12	19,226,602	143,867
10 Year US Treasury Note	USD	9/21/2010	49	6,004,797	66,021
5 Year US Treasury Note	USD	9/30/2010	150	17,752,734	258,684
Federal Republic of Germany Euro-Schatz	EUR	9/8/2010	41	5,491,488	501
United Kingdom Long Gilt Bond	GBP	9/28/2010	13	2,351,191	45,869
Total unrealized appreciation					517,901

At June 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	9/21/2010	61	7,095,608	(165,516)
2 Year US Treasury Note	USD	9/30/2010	61	13,348,516	(41,106)
90 Day Eurodollar	USD	9/13/2010	5	1,241,813	(8,879)
90 Day Eurodollar	USD	12/13/2010	5	1,240,375	(12,566)
90 Day Eurodollar	USD	3/14/2011	5	1,239,500	(16,442)
90 Day Eurodollar	USD	6/13/2011	5	1,238,250	(19,754)
90 Day Eurodollar	USD	9/19/2011	5	1,236,438	(21,917)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	134	21,202,086	(84,083)
Total unrealized depreciation					(370,263)

At June 30, 2010, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)	Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Long Positions
7/22/2010	19,215,0001	0.122%	UBS Basket	(90,291)	(90,291)
7/22/2010	3,660,0002	0.49%	Citi Cube Basket	38,922	38,922
7/22/2010	2,745,0004	0.50%	DJUBS – Goldman Sachs Enhanced Strategy E95	20,981	20,981
7/22/2010	1,830,0005	0.38%	DJUBS - Overall	14,860	14,860
7/22/2010	2,745,0003	0.50%	Barclays Capital Pure Beta	25,930	25,930

Short Positions
7/22/2010	3,660,0004	0.10%	DJUBS – Overall	(46,357)	(46,357)
7/22/2010	1,830,0005	0.15%	DJUBS - Overall	(23,231)	(23,231)
7/22/2010	915,0003	0.09%	DJUBS - Overall	(11,583)	(11,583)

Total net unrealized depreciation	(70,769)

At June 30, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

9/15/2010 9/15/2014	3,600,0005	Fixed — 3.15%	Floating — LIBOR	(178,574)	6,800	(185,374)

At June 30, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/28/2010 6/1/2012	6,800,0002	0.450%	Global Interest Rate Strategy Index	(112,840)	4,533	(117,373)

Counterparties:
1	UBS AG
2	Citigroup, Inc.
3	Barclays Bank PLC
4	The Goldman Sachs & Co.
5	Morgan Stanley
DJUBS: Dow Jones-UBS Commodity Index
LIBOR: London InterBank Offered Rate

At June 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	7,466,000	USD	9,197,216	8/18/2010	65,136	UBS AG
GBP	4,552,000	USD	6,820,967	8/18/2010	20,031	Royal Bank of Scotland PLC
Total unrealized appreciation					85,167

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,262,629	AUD	2,628,000	8/18/2010	(63,278)	Royal Bank of Scotland PLC
USD	2,997,643	CAD	3,129,000	8/18/2010	(59,256)	UBS AG
USD	360,172	NOK	2,344,000	8/18/2010	(891)	Royal Bank of Scotland PLC
USD	584,480	NZD	832,000	8/18/2010	(15,844)	Royal Bank of Scotland PLC
USD	1,620,190	SEK	12,591,000	8/18/2010	(5,438)	UBS AG
CHF	710,000	USD	644,283	8/18/2010	(14,993)	Royal Bank of Scotland PLC
JPY	324,206,000	USD	3,631,136	8/18/2010	(38,637)	UBS AG
Total unrealized depreciation					(198,337)

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2010, the Fund held $4,241,600 in the Subsidiary, representing 2.3% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$4,828,500	$—	$4,828,500
Mortgage-Backed Securities Pass-Throughs	—	2,130,312	—	2,130,312
Asset-Backed	—	2,007,576	—	2,007,576
Collateralized Mortgage Obligations	—	1,497,241	—	1,497,241
Government & Agency Obligations	—	160,945,906	1,500,000	162,445,906
Short-Term Investments(h)	90,083,301	4,062,937	—	94,146,238
Derivatives(i)	147,638	185,860	—	333,498
Total	$90,230,939	$175,658,332	$1,500,000	$267,389,271

Liabilities
Derivatives(i)	$—	$(672,546)	$—	$(672,546)
Total	$—	$(672,546)	$—	$(672,546)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Government & Agency Obligations		Total
Balance as of September 30, 2009	$4,173,500		$6,860,000		$11,033,500
Realized gains (loss)	—		—		—
Change in unrealized appreciation (depreciation)	—		9,375		9,375
Amortization premium/discount	—		—
Net purchases (sales)	—		1,490,625		1,490,625
Transfers into Level 3	—		—		—
Transfers (out) of Level 3	(4,173,500	)(j)	(6,860,000	) (j)	(11,033,500)
Balance as of June 30, 2010	$—		$1,500,000		$1,500,000
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$—		$9,375		$9,375

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Commodity Contracts	$—	$(70,769)	$—
Foreign Exchange Contracts	$—	$—	$(113,170)
Interest Rate Contracts	$147,638	$(302,747)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Inflation Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010